Net Loss per Share - Schedule of Potential Shares of Common Stock Excluded from Computation of Diluted Net Loss Per Share (Details) - shares	3 Months Ended		6 Months Ended	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Sep. 30, 2025
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total anti-dilutive shares	10,072,699	13,264,650	15,532,044	10,072,699
Convertible preferred stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total anti-dilutive shares			12,622,000
Series Seed Convertible Preferred Stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total anti-dilutive shares	0	12,622,000		0
Restricted Stock Awards
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total anti-dilutive shares			517,293
Outstanding and unvested RSAs
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total anti-dilutive shares	371,804	517,293		371,804
Employee Stock Option
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total anti-dilutive shares	9,700,895	125,357	2,392,751	9,700,895